Legal and administrative proceedings (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Guarantee obligations bank guarantee	$ 3,500	$ 2,900
Cfem Related Proceedings [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings	2,301	1,835
Assessments And Legal Proceedings Related To Pis Cofins [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings	2,824	2,326
Tax On Services [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings	794	739
Assessments And Legal Proceedings Related To Tax On Services [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings	533	389
National Mining Agency [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings	23
Fabrica Mine [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings	211
Congonhas [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings	74
Tamandua Mine [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings	381
Water Overflow Fabric Mmine [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings	409
Estimated Loss on Legal Proceeding	74
Environmental Litigations Iron Ore Operations In Itabira [Member]
IfrsStatementLineItems [Line Items]
Loss contingency damages sought value	$ 573	$ 460